UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number:  028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

  /s/ Sy Jacobs            New York, NY            November 14, 2012
-----------------     ----------------------     ---------------------
   [Signature]            [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total: $461,081
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name
     ---     --------------------     -------------------
      1.      028-11646                JAM Partners, L.P.

                                           FORM 13F INFORMATION TABLE
                                               September 30, 2012
                                           JACOBS ASSET MANAGEMENT LLC

COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7  COLUMN 8
                                 TITLE                  VALUE      SHS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MGRS        SOLE    SHARED  NONE
----------------------------  ------------  ---------  --------   ---------  ---  ----  ----------  ------   ---------- ------  ----
AERCAP HOLDINGS NV            SHS           N00985106   18,181    1,454,497   SH        DEFINED     1         1,454,497
AERCAP HOLDINGS NV            SHS           N00985106    3,732      298,522   SH        SOLE        NONE        298,522
AMERIS BANCORP                COM           03076K108    4,441      352,772   SH        DEFINED     1           352,772
AMERIS BANCORP                COM           03076K108    2,425      192,639   SH        SOLE        NONE        192,639
BANK COMM HLDGS               COM           06424J103    2,329      519,810   SH        DEFINED     1           519,810
BANK COMM HLDGS               COM           06424J103    4,757    1,061,940   SH        SOLE        NONE      1,061,940
BEACON FED BANCORP INC        COM           073582108   10,766      523,642   SH        DEFINED     1           523,642
BEACON FED BANCORP INC        COM           073582108    1,748       85,000   SH        SOLE        NONE         85,000
BERKSHIRE HILLS BANCORP INC   COM           084680107   12,308      537,938   SH        DEFINED     1           537,938
BERKSHIRE HILLS BANCORP INC   COM           084680107    7,548      329,904   SH        SOLE        NONE        329,904
BRYN MAWR BK CORP             COM           117665109    1,252       55,789   SH        DEFINED     1            55,789
BRYN MAWR BK CORP             COM           117665109      680       30,311   SH        SOLE        NONE         30,311
CAPE BANCORP INC              COM           139209100    7,796      832,949   SH        DEFINED     1           832,949
CAPE BANCORP INC              COM           139209100    2,358      251,963   SH        SOLE        NONE        251,963
CATHAY GENERAL BANCORP        COM           149150104    4,971      288,033   SH        DEFINED     1           288,033
CENTER BANCORP INC            COM           151408101    5,142      431,400   SH        DEFINED     1           431,400
CENTURY BANCORP INC MASS      CL A NON VTG  156432106    6,703      209,983   SH        DEFINED     1           209,983
CHARTER FINL CORP WEST PT GA  COM           16122M100    4,476      459,101   SH        DEFINED     1           459,101
CHARTER FINL CORP WEST PT GA  COM           16122M100    8,713      893,634   SH        SOLE        NONE        893,634
CHEVIOT FINL CORP NEW         COM           16677X105    4,668      512,089   SH        SOLE        NONE        512,089
CITIZENS REPUBLIC BANCORP IN  COM NEW       174420307   10,074      520,600   SH        DEFINED     1           520,600
CITIZENS REPUBLIC BANCORP IN  COM NEW       174420307    1,742       90,000   SH        SOLE        NONE         90,000
EVERBANK FINL CORP            COM           29977G102   10,634      772,283   SH        DEFINED     1           772,283
FNB CORP PA                   COM           302520101    3,453      308,004   SH        DEFINED     1           308,004
FNB CORP PA                   COM           302520101    3,685      328,707   SH        SOLE        NONE        328,707
FIRST FINL BANCORP OH         COM           320209109    6,341      375,000   SH        DEFINED     1           375,000
FIRST FINL BANCORP OH         COM           320209109   11,245      665,009   SH        SOLE        NONE        665,009
FIRST NIAGARA FINL GP INC     COM           33582V108   12,710    1,575,000   SH        DEFINED     1         1,575,000
FIRST NIAGARA FINL GP INC     COM           33582V108    7,199      892,106   SH        SOLE        NONE        892,106
FIRSTMERIT CORP               COM           337915102    1,397       95,000   SH        DEFINED     1            95,000
FIRSTMERIT CORP               COM           337915102    2,096      142,500   SH        SOLE        NONE        142,500
HF FINL CORP                  COM           404172108    6,119      499,492   SH        DEFINED     1           499,492
HF FINL CORP                  COM           404172108    2,361      192,768   SH        SOLE        NONE        192,768
HERITAGE FINL GROUP INC       COM           42726X102    2,671      203,238   SH        DEFINED     1           203,238
HERITAGE FINL GROUP INC       COM           42726X102    7,747      589,575   SH        SOLE        NONE        589,575
HOME BANCORP INC              COM           43689E107    3,861      214,618   SH        DEFINED     1           214,618
HOME BANCORP INC              COM           43689E107    3,720      206,779   SH        SOLE        NONE        206,779
JPMORGAN CHASE & CO           COM           46625H100   22,264      550,000   SH        DEFINED     1           550,000
JPMORGAN CHASE & CO           COM           46625H100    3,408       84,200   SH        SOLE        NONE         84,200
KBW INC                       COM           482423100    3,747      227,529   SH        DEFINED     1           227,529
KBW INC                       COM           482423100    1,466       89,026   SH        SOLE        NONE         89,026
KAISER FED FINL GROUP INC     COM           483056107    4,570      302,844   SH        DEFINED     1           302,844
LAKE SHORE BANCORP INC        COM           510700107    3,309      318,169   SH        DEFINED     1           318,169
LOEWS CORP                    COM           540424108   12,378      300,000   SH        DEFINED     1           300,000
LOUISIANA BANCORP INC NEW     COM           54619P104    1,860      115,988   SH        DEFINED     1           115,988
MAINSOURCE FINANCIAL GP INC   COM           56062Y102    1,970      153,446   SH        DEFINED     1           153,446
MAINSOURCE FINANCIAL GP INC   COM           56062Y102    3,434      267,421   SH        SOLE        NONE        267,421
MIDSOUTH BANCORP INC          COM           598039105    5,705      352,402   SH        DEFINED     1           352,402
MIDSOUTH BANCORP INC          COM           598039105    3,869      238,949   SH        SOLE        NONE        238,949
NEW ENGLAND BANCSHARES INC C  COM NEW       643863202      502       36,698   SH        SOLE        NONE         36,698
NORTH VALLEY BANCORP          COM NEW       66304M204    4,473      329,119   SH        SOLE        NONE        329,119
NORTHEAST CMNTY BANCORP INC   COM           664112109    1,924      344,150   SH        DEFINED     1           344,150
OCWEN FINL CORP               COM NEW       675746309    3,092      112,800   SH        DEFINED     1           112,800
OLD NATL BANCORP IND          COM           680033107   12,947      951,250   SH        DEFINED     1           951,250
OLD NATL BANCORP IND          COM           680033107   11,683      858,441   SH        SOLE        NONE        858,441
ONEIDA FINL CORP MD           COM           682479100    2,047      189,000   SH        SOLE        NONE        189,000
ORIENTAL FINL GROUP INC       COM           68618W100   23,723    2,254,999   SH        DEFINED     1         2,254,999
ORIENTAL FINL GROUP INC       COM           68618W100   18,038    1,714,635   SH        SOLE        NONE      1,714,635
PENNYMAC MTG INVT TR          COM           70931T103   16,091      688,535   SH        DEFINED     1           688,535
PROVIDENT FINL HLDGS INC      COM           743868101    7,952      559,595   SH        DEFINED     1           559,595
PROVIDENT FINL HLDGS INC      COM           743868101    1,338       94,183   SH        SOLE        NONE         94,183
RIVERVIEW BANCORP INC         COM           769397100    1,866    1,366,780   SH        SOLE        NONE      1,366,780
S & T BANCORP INC             COM           783859101    5,486      311,544   SH        DEFINED     1           311,544
S & T BANCORP INC             COM           783859101    4,834      274,484   SH        SOLE        NONE        274,484
SOUTHERN MO BANCORP INC       COM           843380106    1,447       60,100   SH        SOLE        NONE         60,100
STATE BK FINL CORP            COM           856190103    1,587       96,229   SH        DEFINED     1            96,229
STATE BK FINL CORP            COM           856190103    2,365      143,418   SH        SOLE        NONE        143,418
STERLING BANCORP              COM           859158107    5,636      568,181   SH        DEFINED     1           568,181
STERLING BANCORP              COM           859158107    3,203      322,853   SH        SOLE        NONE        322,853
TRUSTCO BK CORP N Y           COM           898349105    5,688      996,097   SH        DEFINED     1           996,097
UNITED FINANCIAL BANCORP INC  COM           91030T109    1,864      128,791   SH        SOLE        NONE        128,791
WALKER & DUNLOP INC           COM           93148P102    5,309      345,400   SH        DEFINED     1           345,400
WASHINGTON BKG CO OAK HBR WA  COM           937303105    6,745      476,025   SH        DEFINED     1           476,025
WASHINGTON BKG CO OAK HBR WA  COM           937303105    9,896      698,357   SH        SOLE        NONE        698,357
WILLIS LEASE FINANCE CORP     COM           970646105    7,341      594,934   SH        DEFINED     1           594,934
WILLIS LEASE FINANCE CORP     COM           970646105    3,915      317,227   SH        SOLE        NONE        317,227
WHITE MTNS INS GROUP LTD      COM           G9618E107   10,060       19,597   SH        DEFINED     1            19,597

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